FAIR VALUE MEASUREMENTS - Schedule of changes in quantitative information regarding level 3 fair value measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Public Warrants [Member]
FAIR VALUE MEASUREMENTS
Fair value	$ 0	$ 0	$ 0	$ 0
Change in fair value	0	0	0	0
Fair value	0	0	0	0
Private Warrant
FAIR VALUE MEASUREMENTS
Fair value	712,000	2,403,000	668,390	1,165,656
Change in fair value	267,000	(1,691,000)	1,734,610	(497,266)
Fair value	979,000	712,000	2,403,000	668,390
Total Warrant Liabilities [Member]
FAIR VALUE MEASUREMENTS
Fair value	712,000	2,403,000	668,390	1,165,656
Change in fair value	267,000	(1,691,000)	1,734,610	(497,266)
Fair value	$ 979,000	$ 712,000	$ 2,403,000	$ 668,390